ALLOWANCES FOR DOUBTFUL RECEIVABLES AND ADVANCES (Tables)	6 Months Ended
Jun. 30, 2014
Allowances for accounts receivable
ALLOWANCE
Schedule of allowances
	At December 31, 2013	At June 30, 2014
Beginning of the year	$1,822	$4,870
Allowances made during the year/period	3,459	2,650
Write off	(486)	(2,051)
Foreign exchange effect	75	(138)
Closing balance	$4,870	$5,331

Allowances for other receivables
ALLOWANCE
Schedule of allowances
	At December 31, 2013	At June 30, 2014
Beginning of the year	$8,696	$8,905
Allowances made during the year/period	203	—
Foreign exchange effect	6	(7)
Closing balance	$8,905	$8,898

Allowances for advances for purchases of property, plant and equipment
ALLOWANCE
Schedule of allowances
	At December 31, 2013	At June 30, 2014
Beginning of the year	$1,275	$1,306
Reversal made during the year/period	(7)	—
Foreign exchange effect	38	(31)
Closing balance	$1,306	$1,275

Allowances for advances to suppliers
ALLOWANCE
Schedule of allowances
	At December 31, 2013	At June 30, 2014
Beginning of the year	$4,425	$4,443
Allowances made during the year/period	3	1
Foreign exchange effect	15	(21)
Closing balance	$4,443	$4,423